Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

24. Share capital

(a) Preference shares:

Authorized: Unlimited preference shares without par value.

Issued and fully paid: Nil.

(b) Common shares:

Authorized: Unlimited common shares without par value.

Issued and fully paid:

	Year ended Dec. 31, 2022		Year ended Dec. 31, 2021
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	261,598,312	$1,778,848	261,272,151	$1,777,340
Exercise of options	421,545	1,926	326,161	1,508
Balance, end of year	262,019,857	$1,780,774	261,598,312	$1,778,848

During the year ended December 31, 2022, the Company declared two semi-annual dividends of C$0.01 per share. The Company paid $2,075 and $1,972 in dividends on March 25, 2022 and September 23, 2022 to shareholders of record as of March 8, 2022 and September 2, 2022.

During the year ended December 31, 2021, the Company declared two semi-annual dividends of C$0.01 per share each. The Company paid $2,090 and $2,056 in dividends on March 26, 2021 and September 24, 2021 to shareholders of record as of March 9, 2021 and September 3, 2021.